Divestitures (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Nov. 15, 2018	Nov. 30, 2017	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2018	Jan. 15, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax benefit				$ (462.7)	$ (11.8)	$ (52.8)
FGL Merger [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reclassification of accumulated other comprehensive income to income from discontinued operations				445.9
Income tax benefit				5.9
Global Battery And Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense				8.3	30.9	29.6
Write-down of assets of business held for sale to fair value less cost to sell				0.0
Transaction costs associated with the divestiture				60.7
Global Auto Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense				16.3	21.1	$ 17.5
Write-down of assets of business held for sale to fair value less cost to sell				107.2
Transaction costs associated with the divestiture				0.0
Global Auto Care [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell			$ 107.2
Fidelity And Guaranty Life [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimate fair value less cost to sell held for sale assets					402.2
Fidelity And Guaranty Life [Member] | FGL Merger [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share price		$ 31.10
Transaction costs associated with the divestiture		$ 1,488.3
Front Street RE Cayman Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimate fair value less cost to sell held for sale assets					$ 19.0
Home And Personal Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense				8.8
Transaction costs associated with the divestiture				$ 14.9
Home And Personal Care [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense			$ 29.0
Energizer [Member] | Global Battery And Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price								$ 2,000.0
Energizer [Member] | Global Auto Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price	$ 1,250.0
Purchase price, cash	$ 937.5
Energizer [Member] | Global Auto Care [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock consideration, shares	5.3
Stock consideration, value	$ 312.5
Energizer [Member] | Global Auto Care [Member] | Subsequent Event [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock consideration, shares	5.3
Stock consideration, value	$ 312.5
CF Entities [Member] | FS Holdco [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment for exercised the 338 Tax Election							$ 26.6
CF Entities [Member] | Front Street RE Cayman Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transaction costs associated with the divestiture		65.0
Amount of purchase price deposited in escrow		$ 6.5